Note 9 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2020	(C$/option)	2019	(C$/option)

Outstanding, beginning of year	1,229,341	$12.99	2,134,294	$9.59
Granted	572,503	17.64	392,967	13.41
Forfeited	-	-	(43,545)	15.09
Exercised for cash	(418,294)	10.73	(442,052)	8.55
Exercised cashless	(365,483)	14.29	(812,323)	6.57

Outstanding, end of year	1,018,067	$16.07	1,229,341	$12.99

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31,	December 31,
	2020	2019
Risk-free interest rate	0.91%	1.64%
Expected volatility	46%	44%
Expected dividend yield	nil	nil
Expected life ( years )	3	3

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise price			Number	Number	Weighted average remaining
($C/option)			outstanding	exercisable	contractual life (years)
	12.75		12,500	-	3.85
	13.46		279,965	147,495	3.28
	13.91		97,544	97,544	1.93
	14.98		341,448	-	4.16
	17.55		55,555	55,555	0.93
	21.57		231,055	-	4.94
C$12.75	-	C$21.57	1,018,067	300,594	3.70